NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2014
Newbuildings [Abstract]
Components of newbuildings

(in thousands of $)	2014	2013
Purchase price installments	312,160	718,851
Interest costs capitalized	17,806	30,825
Other costs capitalized	14,577	17,849
	344,543	767,525